CONVERTIBLE BONDS PAYABLE (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jan. 29, 2016 USD ($)	Jan. 29, 2016 CNY (¥)	Dec. 30, 2015 USD ($) D tranche item $ / shares	Dec. 30, 2015 CNY (¥) D item	Nov. 30, 2017 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Nov. 30, 2017 $ / shares	Dec. 30, 2015 CNY (¥) tranche
CONVERTIBLE BONDS PAYABLE
Proceeds from convertible bonds							¥ 327,580	¥ 648,950
Gain or loss on change in fair value of derivative liability						¥ 0
Conversion of convertible securities							¥ 2,311,132
Convertible Bonds Due 2019
CONVERTIBLE BONDS PAYABLE
Number Of Investor | item			2	2
Principal amount | $			$ 250,000
Number of tranches | tranche			4							4
Proceeds from convertible bonds	$ 50,000	¥ 324,475	$ 100,000	¥ 648,950
Unsubscribed bonds			$ 100,000							¥ 648,950
Interest per annum (as a percent)								5.00%
Maximum principal amount convertible to ordinary shares (as a percent)			100.00%							100.00%
Denominations for conversion of debt | $			$ 10,000
Basis of issuance of shares for debt conversion (in dollar per share) | $ / shares			$ 1.675262
Minimum percentage of stock price to trigger mandatory conversion			125.00%	125.00%
Premium over conversion price to trigger mandatory conversion			25.00%							25.00%
Percentage of principal amount of the original debt being converted									100.00%
shares issued value on conversion of convertible bonds					¥ 32
Conversion of convertible securities					¥ 1,106,195
Convertible Bonds Due 2019 | Minimum
CONVERTIBLE BONDS PAYABLE
Trading days of stock price to trigger mandatory conversion | D			10	10
Convertible Bonds Due 2019 | Class A
CONVERTIBLE BONDS PAYABLE
Basis of issuance of shares for debt conversion (in dollar per share) | $ / shares									$ 1.675262
Principal amount and accrued interest converted to Class A Ordinary shares (in shares) | shares					97,870,263
Subsidiaries | Convertible Bonds Due 2019
CONVERTIBLE BONDS PAYABLE
Equity interest in a subsidiary pledged (as a percent)							100.00%	100.00%